Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Business segments
A.

Business segments - 2021
For the year ended December 31, 2021
Uranium
Fuel
services Other Total
Revenue $ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Expenses
Cost of products and services sold 1,028,816 242,574 11,245 1,282,635
Depreciation and amortization 134,629 43,344 12,442 190,415
Cost of sales 1,163,445 285,918 23,687 1,473,050
Gross profit (loss) (108,452) 118,359 (7,973) 1,934
Administration - - 127,566 127,566
Exploration 8,016 - - 8,016
Research and development - - 7,168 7,168
Other operating income (8,407) - - (8,407)
(Gain) loss on disposal of assets (2,886) 6,689 - 3,803
Finance costs - - 76,612 76,612
Gain on derivatives - - (12,529) (12,529)
Finance income - - (6,804) (6,804)
Share of earnings from equity-accounted investee (68,283) - - (68,283)
Other expense (income) - 301 (21,654) (21,353)
Earnings (loss) before income taxes (36,892) 111,369 (178,332) (103,855)
Income tax recovery (1,201)
Net loss (102,654)
Capital expenditures for the year $ 72,786 $ 22,792 $ 3,206 $ 98,784
For the year ended December 31, 2020
Uranium
Fuel
services Other Total
Revenue $ 1,416,125 $ 377,296 $ 6,652 $ 1,800,073
Expenses
Cost of products and services sold 1,243,311 237,656 3,995 1,484,962
Depreciation and amortization 154,560 43,190 10,912 208,662
Cost of sales 1,397,871 280,846 14,907 1,693,624
Gross profit (loss) 18,254 96,450 (8,255) 106,449
Administration - - 145,344 145,344
Exploration 10,873 - - 10,873
Research and development - - 3,965 3,965
Other operating expense 23,921 - - 23,921
Loss on disposal of assets 667 405 - 1,072
Finance costs - - 96,133 96,133
Gain on derivatives - - (36,577) (36,577)
Finance income - - (10,835) (10,835)
Share of earnings from equity-accounted investee (36,476) - - (36,476)
Other income (202) - (51,238) (51,440)
Earnings (loss) before income taxes 19,471 96,045 (155,047) (39,531)
Income tax expense 13,666
Net loss (53,197)
Capital expenditures for the year $ 46,697 $ 30,760 $ 5 $ 77,462

Geographic segments
Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:
2021 2020
United States $ 770,265 $ 1,177,756
Canada 704,719 622,317
$ 1,474,984 $ 1,800,073
The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:
2021 2020
Canada $ 3,100,285 $ 3,260,144
Australia 395,223 421,836
United States 131,683 145,328
Kazakhstan 46 55
Germany 11 16
$ 3,627,248 $ 3,827,379